Label	Element	Value
PF Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED DECEMBER 30, 2021

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2021

FOR CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2021 for Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. This supplement applies to the PF Emerging Markets Debt Fund only. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary section

Risk/Return [Heading]	rr_RiskReturnHeading	PF Emerging Markets Debt Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the Principal Investment Strategies subsection, the second paragraph is deleted and replaced with the following:

The sub-adviser considers emerging market countries to include any country excluding the following developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom and United States.

Also in the Principal Investment Strategies subsection, the following sentence is added to the end of the third paragraph:

The Fund considers emerging markets to include frontier markets.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In the Principal Risks subsection, Frontier Markets Risk will be added after the Emerging Markets Risk:

●	Frontier Markets Risk: Frontier markets are those emerging markets considered by the Fund to be among the smallest and least mature investment markets. Investments in frontier markets are subject to many of the same risks as investments in more mature emerging markets, but generally are less liquid and subject to greater liquidity risk and price volatility risk than investments in more mature emerging markets. This is due to, among other things, smaller economies, less developed capital markets, more market volatility, lower trading volume, greater political or economic instability, less robust regulatory agencies, and more governmental limitations on foreign investments such as trade barriers than typically found in more mature emerging markets or in developed markets.